UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    --------

                                    FORM N-Q

                                    --------

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                   INVESTMENT COMPANY ACT FILE NUMBER 811-6400

                         THE ADVISORS' INNER CIRCLE FUND
               (Exact name of registrant as specified in charter)

                                    --------


                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Corporation
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-800-932-7781

                    DATE OF FISCAL YEAR END: OCTOBER 31, 2005

                   DATE OF REPORTING PERIOD: JANUARY 31, 2005

ITEM 1.   SCHEDULE OF INVESTMENTS

SCHEDULE OF INVESTMENTS
STERLING CAPITAL FUNDS
BALANCED FUND                                      JANUARY 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
COMMON STOCK -- 61.3%
--------------------------------------------------------------------------------

                                                                Market
                                                  Shares        Value
                                               ------------- -------------
CONSUMER DISCRETIONARY -- 9.4%
    Altria Group                                    3,500    $   223,405
    Black & Decker                                  4,850        399,640
    Comcast, Cl A*                                  9,257        297,983
    Comcast Special, Cl A*                          8,350        263,943
    Energizer Holdings*                             7,625        431,651
    Fortune Brands                                  2,175        182,656
    Home Depot                                     10,125        417,758
    Marriott International                          5,200        328,536
    Target                                          6,325        321,120
    Tribune                                         5,325        212,894
    Tyco International                              8,100        292,734
    Walt Disney                                     9,325        266,975
                                                             -------------
                                                               3,639,295
                                                             -------------
CONSUMER STAPLES -- 1.8%
    Time Warner*                                   18,750        337,500
    Viacom                                         10,125        378,067
                                                             -------------
                                                                 715,567
                                                             -------------
ENERGY -- 5.6%
    ChevronTexaco                                  10,980        597,312
    Marathon Oil                                   17,775        688,426
    Royal Dutch Petroleum*                          9,025        527,692
    Schlumberger                                    5,325        362,313
                                                             -------------
                                                               2,175,743
                                                             -------------
FINANCIALS -- 22.1%
    Allstate                                        6,450        325,338
    American International Group                   10,300        682,787
    Bank of America                                18,555        860,395
    Citigroup                                      18,066        886,137
    Franklin Resources                              6,900        468,234
    Freddie Mac                                     6,250        408,062
    Goldman Sachs Group                             2,800        301,980
    JPMorgan Chase                                 22,599        843,621
    Keycorp                                        17,050        569,811
    Metlife                                        10,125        402,469
    Morgan Stanley                                  7,600        425,296
    Safeco                                         10,225        473,417
    St Paul Travelers                              12,105        454,422
    Wachovia                                       16,150        885,828
    Wells Fargo                                    10,125        620,663
                                                             -------------
                                                               8,608,460
                                                             -------------
HEALTH CARE -- 1.0%
    Abbott Laboratories                             4,850        218,347
    Baxter International                            4,550        153,608
    Hospira*                                          485         14,012
                                                             -------------
                                                                 385,967
                                                             -------------
INDUSTRIALS -- 3.7%
    First Data                                      5,325        216,941
    Honeywell International                         7,350        264,453
    Illinois Tool Works                             5,200        452,296
    Norfolk Southern                               14,475        505,467
                                                             -------------
                                                               1,439,157
                                                             -------------
INFORMATION TECHNOLOGY -- 3.8%
    Applied Materials*                             19,275        306,472
    EMC Corp/Massachusetts*                        13,025        170,627
    Freescale Semiconductor*                        2,749         48,025

SCHEDULE OF INVESTMENTS
STERLING CAPITAL FUNDS
BALANCED FUND                                      JANUARY 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
COMMON STOCK -- (CONTINUED)
--------------------------------------------------------------------------------

                                                                Market
                                                  Shares        Value
                                               ------------- -------------
INFORMATION TECHNOLOGY --  (CONTINUED)
    Hewlett-Packard                                22,366    $   438,150
    International Business Machines                 2,675        249,899
    Texas Instruments                               5,175        120,112
    Unisys*                                        17,325        136,001
                                                             -------------
                                                               1,469,286
                                                             -------------
MATERIALS -- 2.8%
    Alcoa                                           6,850        202,143
    Dover                                           5,575        213,523
    Praxair                                         7,200        310,680
    Thermo Electron*                                7,250        217,065
    Weyerhaeuser                                    2,575        160,680
                                                             -------------
                                                               1,104,091
                                                             -------------
PHARMACEUTICALS -- 2.2%
    Pfizer                                         35,300        852,848
                                                             -------------
TELECOMMUNICATION SERVICES -- 4.4%
    Alltel                                          6,300        346,752
    AT&T                                            4,785         91,824
    Motorola                                       24,900        391,926
    SBC Communications                             16,335        388,120
    Verizon Communications                         13,575        483,134
                                                             -------------
                                                               1,701,756
                                                             -------------
UTILITIES -- 4.5%
    Duke Energy                                    15,325        410,557
    Exelon                                         17,630        780,127
    Southern                                       16,775        566,492
                                                             -------------
                                                               1,757,176
                                                             -------------
Total Common Stock
  (Cost $20,028,323)                                          23,849,346
                                                             -------------
--------------------------------------------------------------------------------
U.S. GOVERNMENT & AGENCY SECURITIES -- 15.6%
--------------------------------------------------------------------------------

                                                  Face
                                                 Amount
                                               -------------
FHLB -- 0.5%
         3.750%, 08/15/08                      $  110,000        109,724
         3.000%, 02/13/09                          75,000         75,005
                                                             -------------
                                                                 184,729
                                                             -------------
FHLMC -- 3.8%
         6.000%, 07/01/34                          78,817         81,434
         5.500%, 07/15/06                          45,000         46,350
         5.500%, 12/01/34                         437,208        445,935
         5.000%, 07/15/14                          52,000         54,136
         5.000%, 11/01/34                         283,680        283,441
         4.500%, 12/01/34                         138,469        135,167
         3.050%, 01/19/07                         290,000        287,800
         3.000%, 12/15/06                         150,000        148,250
                                                             -------------
                                                               1,482,513
                                                             -------------
FNMA -- 2.4%
         6.000%, 01/01/19                         238,165        249,383
         5.500%, 02/01/34                         509,182        519,141

SCHEDULE OF INVESTMENTS
STERLING CAPITAL FUNDS
BALANCED FUND                                      JANUARY 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
U.S. GOVERNMENT & AGENCY SECURITIES -- (CONTINUED)
--------------------------------------------------------------------------------

                                                   Face         Market
                                                  Amount        Value
                                               ------------- -------------
FNMA -- (CONTINUED)
         3.750%, 05/17/07                      $  153,000    $   153,020
                                                             -------------
                                                                 921,544
                                                             -------------
GNMA -- 1.4%
         5.000%, 07/15/33                         383,809        386,974
         5.000%, 12/15/34                         143,465        144,564
                                                             -------------
                                                                 531,538
                                                             -------------
MORTGAGE-BACKED SECURITIES -- 7.5%
    Fannie Mae Pool #781744
         5.500%, 09/01/34                         316,919        322,947
    Freddie Mac (Gold) Pool #A15596
         5.000%, 11/01/33                         273,487        273,778
    Freddie Mac (Gold) Pool #A16907
         7.000%, 12/01/33                           9,127          9,654
    Freddie Mac (Gold) Pool #A19091
         6.000%, 01/01/34                         137,162        141,717
    Freddie Mac (Gold) Pool #A24888
         6.000%, 07/01/34                         670,579        692,848
    Freddie Mac (Gold) Pool #A25200
         6.000%, 05/01/34                         206,961        213,835
    Freddie Mac (Gold) Pool #B13305
         4.500%, 04/01/19                         359,920        359,650
    Freddie Mac (Gold) Pool #B16393
         5.500%, 09/01/19                          85,433         88,122
    Freddie Mac (Gold) Pool #C01120
         7.000%, 01/01/31                          16,970         17,965
    Freddie Mac (Gold) Pool #E89543
         6.500%, 05/01/17                          49,930         52,741
    Freddie Mac Pool #555212
         7.000%, 10/01/32                          71,744         75,970
    Freddie Mac Pool #659940
         7.000%, 07/01/32                          57,289         60,629
    Freddie Mac Pool #675969
         7.500%, 08/01/31                         184,133        197,363
    Freddie Mac Pool #731521
         5.000%, 07/01/18                         216,735        220,408
    Freddie Mac Pool #738748
         6.500%, 09/01/33                          89,745         93,904
    Freddie Mac Pool #754814
         6.500%, 02/01/34                          41,162         43,069
    Freddie Mac Pool #767411
         6.500%, 01/01/34                          63,783         66,739
                                                             -------------
                                                               2,931,339
                                                             -------------
Total U.S. Government & Agency Securities
  (Cost $6,045,059)                                            6,051,663
                                                             -------------
--------------------------------------------------------------------------------
CORPORATE BONDS -- 12.4%
--------------------------------------------------------------------------------

BANKS -- 0.4%
    Bank of America
         4.250%, 10/01/10                         150,000        149,972
                                                             -------------
FINANCIALS -- 4.8%
    Associates Corporation of America
         6.250%, 11/01/08                         141,000        152,280
    CIT Group
         7.375%, 04/02/07                         257,000        275,987
    CIT Group, MTN
         2.490%, 02/15/07                         145,000        145,138
    Goldman Sachs Group
         4.125%, 01/15/08                         147,000        148,279
    Household Finance
         4.750%, 07/15/13                         180,000        179,552
         2.625%, 11/16/09                         165,000        165,161

SCHEDULE OF INVESTMENTS
STERLING CAPITAL FUNDS
BALANCED FUND                                      JANUARY 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
CORPORATE BONDS -- (CONTINUED)
--------------------------------------------------------------------------------

                                                   Face         Market
                                                  Amount        Value
                                               ------------- -------------
FINANCIALS -- (CONTINUED)
    Lehman Brothers Holdings
         4.800%, 03/13/14                      $  230,000    $   228,759
    Merrill Lynch
         6.000%, 02/17/09                         162,000        173,340
    Morgan Stanley
         4.250%, 05/15/10                         196,000        196,236
    SLMA, Ser A, MTN
         4.000%, 01/15/09                         222,000        221,704
                                                             -------------
                                                               1,886,436
                                                             -------------
GNMA -- 0.8%
    Freddie Mac
         2.375%, 02/15/07                          90,000         88,080
    Fannie Mae
         2.375%, 02/15/07                         225,000        220,151
                                                             -------------
                                                                 308,231
                                                             -------------
INDUSTRIALS -- 3.6%
    Cox Communications,
         7.750%  11/01/10
         7.750%, 11/01/10                         127,000        145,294
    Duke Capital
         7.500%, 10/01/09                         190,000        213,825
    General Electric
         5.000%, 02/01/13                         265,000        273,089
    Kroger
         4.950%, 01/15/15                         150,000        149,402
    Motorola
         7.500%, 05/15/25                         160,000        191,600
    Southwest Airlines,
         5.250%  10/01/14
         5.250%, 10/01/14                         115,000        115,595
    Valero Energy
         6.875%, 04/15/12                         137,000        155,539
    Weyerhaeuser
         5.950%, 11/01/08                         149,000        158,305
                                                             -------------
                                                               1,402,649
                                                             -------------
PAPER & PAPER PRODUCTS -- 0.4%
    International Paper
        5.850%, 10/30/12                          150,000        161,792
                                                             -------------
TELECOMMUNICATION SERVICES -- 1.8%
    AT&T Wireless Services
         8.750%, 03/01/31                         115,000        158,172
    Bellsouth
         5.200%, 09/15/14                         144,000        147,229
         2.215%, 11/15/07                         145,000        144,963
    Motorola
         7.625%, 11/15/10                         200,000        231,750
                                                             -------------
                                                                 682,114
                                                             -------------
UTILITIES -- 0.6%
    American Electric Power, Ser C
         5.375%, 03/15/10                         215,000        223,940
                                                             -------------
Total Corporate Bonds
  (Cost $4,788,058)                                            4,815,134
                                                             -------------
--------------------------------------------------------------------------------
HOME EQUITY LOANS -- 4.3%
--------------------------------------------------------------------------------
    Asset Backed Securities Corp
         Ser 2004 HE3, Cl A3
         2.680%, 06/25/34                         180,640        180,648
    Bank of America Commercial Mortgage,
         Ser 2004-6 Cl A5
         4.811%, 12/10/42                         196,466        198,465
    Bear Stearns Commercial Mortgage
         Securities 2003-PWR2 A1
         3.432%, 05/11/39                          85,984         84,794

SCHEDULE OF INVESTMENTS
STERLING CAPITAL FUNDS
BALANCED FUND                                      JANUARY 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
HOME EQUITY LOANS -- (CONTINUED)
--------------------------------------------------------------------------------

                                                    Face         Market
                                                   Amount        Value
                                               ------------- -------------
    Chase Funding Mortgage Loan,
         Ser 2004-2, Cl 2A2
         2.780%, 02/25/34                       $ 190,000    $   189,992
    CountrywideCertificates,
         Ser 2004-10, Cl AF2
         3.323%, 10/25/06                         175,802        174,122
    Credit Suisse First Boston Mortgage
         Trust, Ser 2003-CK2, Cl A2
         3.861%, 03/15/36                         163,413        162,854
    Equity One ABS Ser 2004-3, Cl AF3
         4.265%, 07/25/34                         185,372        185,281
    First Horizon Asset Backed Securities
         Trust, Ser 2004-HE2,  Cl A
         2.750%, 02/25/34                         134,955        134,955
    Residential Asset Mortgage Products,
         Ser 2003-RZ5, Cl A3
         3.800%, 07/25/30                         151,381        151,166
    Wachovia Bank Commercial Mortgage
         Trust, Ser 2004-C11, Cl A1
         3.333%, 01/15/41                         119,886        118,482
    Wells Fargo Financial Owner Trust,
         Ser 2004-3, Cl B
         3.510%, 02/17/12                          80,821         80,342
                                                             -------------
Total Home Equity Loans
  (Cost $1,667,363)                                            1,661,101
                                                             -------------
--------------------------------------------------------------------------------
U.S.  TREASURY OBLIGATIONS -- 3.1%
--------------------------------------------------------------------------------
    U.S. Treasury Bonds -- 3.1%
         7.250%, 08/15/22                         145,000        190,895
         6.875%, 08/15/25                         125,000        161,543
         6.000%, 02/15/26                         600,000        706,872
         1.875%, 07/15/13                         141,429        145,230
                                                             -------------
                                                               1,204,540
                                                             -------------
Total U.S. Treasury Obligations
  (Cost $1,143,992)                                            1,204,540
                                                             -------------
--------------------------------------------------------------------------------
MUNICIPAL BONDS -- 0.4%
--------------------------------------------------------------------------------
    Missouri Higher Education, Ser D
         2.430%, 02/15/25                         150,000        150,000
                                                             -------------
Total Municipal Bonds
  (Cost $150,000)                                                150,000
                                                             -------------
--------------------------------------------------------------------------------
REPURCHASE AGREEMENT -- 3.0%
--------------------------------------------------------------------------------
    Morgan Stanley,
         2.000%, dated 01/31/05, to be
         repurchased on 02/01/05, repurchase
         price $1,161,443 (collateralized by
         U.S. Treasury Bond, par value
         $763,033, 3.6250%, 04/15/28; with a
         total market value $1,192,413)         1,161,378      1,161,378
                                                             -------------
Total Repurchase Agreement
  (Cost $1,161,378)                                            1,161,378
                                                             -------------
TOTAL INVESTMENTS -- 100.1%
  (Cost $34,984,173)                                         $38,893,162
                                                             =============
          PERCENTAGES ARE BASED ON NET ASSETS OF $38,869,832.
    *     NON-INCOME PRODUCING SECURITY.
    CL    CLASS
    FHLB  FEDERAL HOME LOAN BANK
    FHLMC FEDERAL HOME LOAN MORTGAGE CORPORATION
    FNMA  FEDERAL NATIONAL MORTGAGE ASSOCIATION
    GNMA  GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
    MTN   MEDIUM TERM NOTE
    SER   SERIES
     +    AT JANUARY 31, 2005, THE TAX BASIS COST OF THE FUND'S INVESTMENTS
          WAS $34,984,173, AND THE UNREALIZED APPRECIATION AND DEPRECIATION
          WERE $5,062,058 AND $(1,153,069), RESPECTIVELY.

          FOR INFORMATION REGARDING THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

SCM-QH-002-0200

SCHEDULE OF INVESTMENTS
STERLING CAPITAL FUNDS
SMALL CAP VALUE FUND                                JANUARY 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                      Market
                                                       Shares         Value
                                                    ------------- -------------
--------------------------------------------------------------------------------
COMMON STOCK -- 97.4%
--------------------------------------------------------------------------------
CONSUMER DISCRETIONARY -- 15.9%
    Bandag                                               22,100   $  1,069,640
    Bandag, Cl A                                         72,725      3,214,445
    Big Lots*                                           338,000      3,805,880
    Callaway Golf                                       553,325      7,364,756
    Catalina Marketing                                  325,050      8,353,785
    Exide Technologies*                                 276,550      3,539,840
    Pier 1 Imports                                      146,200      2,589,202
    Speedway Motorsports                                303,350     11,754,812
                                                                  -------------
                                                                    41,692,360
                                                                  -------------
CONSUMER STAPLES -- 3.7%
    Blyth                                               206,875      6,497,944
    FTI Consulting*                                     164,800      3,197,120
                                                                  -------------
                                                                     9,695,064
                                                                  -------------
ENERGY -- 4.1%
    Forest Oil*                                         154,900      5,218,581
    Oceaneering International*                          142,450      5,428,770
                                                                  -------------
                                                                    10,647,351
                                                                  -------------
FINANCIALS -- 23.2%
    Avatar Holdings*                                    106,250      5,104,250
    Commercial Federal                                  216,100      6,068,088
    First Financial Bancorp                              86,625      1,509,874
    Horace Mann Educators                               244,100      4,496,322
    Infinity Property & Casualty                        214,000      7,008,500
    Investment Technology Group*                        386,225      7,689,740
    Phoenix                                             521,500      6,816,005
    Post Properties                                     121,000      3,833,280
    Provident Financial Services                        125,850      2,274,109
    Raymond James Financial                             219,950      6,855,841
    UMB Financial                                        71,525      3,922,431
    Waddell & Reed Financial                            233,340      5,103,146
                                                                  -------------
                                                                    60,681,586
                                                                  -------------
HEALTH CARE -- 1.7%
    LifePoint Hospitals*                                120,025      4,536,945
                                                                  -------------
INDUSTRIALS -- 9.7%
    Brink's                                             196,050      6,942,131
    Crane                                               229,500      6,540,750
    DeVry*                                              263,200      4,669,168
    Tetra Tech*                                         490,300      7,271,149
                                                                  -------------
                                                                    25,423,198
                                                                  -------------
INFORMATION TECHNOLOGY -- 15.6%
    Cabot Microelectronics*                             107,800      3,280,354
    Commonwealth Telephone Enterprises*                 245,700     11,754,288
    CSG Systems International*                          515,300      9,337,236
    Earthlink*                                          654,775      6,567,393
    Electronics for Imaging*                            210,500      3,578,500
    Gartner, Cl A*                                      465,600      5,261,280
    Gartner, Cl B*                                       89,200        991,904
                                                                  -------------
                                                                    40,770,955
                                                                  -------------
MATERIALS & PROCESSING -- 13.2%
    Acuity Brands                                       396,650     10,895,975
    Delta & Pine Land                                   423,425     12,465,632
    Rayonier                                             41,509      1,847,151
    Tidewater                                           119,950      4,649,262
    Tredegar                                            269,425      4,566,754
                                                                  -------------
                                                                    34,424,774
                                                                  -------------

SCHEDULE OF INVESTMENTS
STERLING CAPITAL FUNDS
SMALL CAP VALUE FUND                                JANUARY 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
COMMON STOCK -- (CONTINUED)
--------------------------------------------------------------------------------
                                                                      Market
                                                        Shares        Value
                                                    ------------- --------------
TECHNOLOGY -- 10.3%
    Axcelis Technologies*                               650,250   $  4,857,367
    Belden CDT*                                         231,125      4,694,149
    Black Box                                           103,200      4,801,896
    Dendrite International*                             550,200      9,953,118
    Keane*                                              190,500      2,489,835
                                                                  -------------
                                                                    26,796,365
                                                                  -------------
Total Common Stock
  (Cost $211,304,657)                                              254,668,598
                                                                  -------------
--------------------------------------------------------------------------------
REPURCHASE AGREEMENT -- 1.1%
--------------------------------------------------------------------------------

                                                         Face
                                                        Amount
                                                    -------------
    Morgan Stanley,
       2.00%, dated 01/31/05, to be repurchased
       on 02/01/05, repurchase price $2,805,800
       (collateralized by U.S. Treasury Bond,
       par value $1,843,325, 3.625%, 04/15/28;
       with a total market value $2,880,618)       $  2,805,644      2,805,644
                                                                  -------------
Total Repurchase Agreement
  (Cost $2,805,644)                                                  2,805,644
                                                                  -------------
TOTAL INVESTMENTS -- 98.5%
  (Cost $214,400,665)                                             $257,474,242
                                                                  =============

       PERCENTAGES ARE BASED ON NET ASSETS OF $261,493,290
    *  NON-INCOME PRODUCING SECURITY.
    CL CLASS
       AT JANUARY 31, 2005, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $214,400,665, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $51,666,335 AND $(8,592,757), RESPECTIVELY.

       FOR INFORMATION REGARDING THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

SCM-QH-001-0200

ITEM 2.   CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.


--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                 The Advisors' Inner Circle Fund


By (Signature and Title)*                    /s/ James F. Volk
                                             -------------------
                                             James F. Volk
                                             President


Date March 15, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                    /s/ James F. Volk
                                             -------------------
                                             James F. Volk
                                             President


Date March 15, 2005


By (Signature and Title)*                    /s/ Peter J. Golden
                                             -------------------
                                             Peter J. Golden
                                             Controller & CFO


Date March 15, 2005

* Print the name and title of each signing officer under his or her signature.